Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.faegredrinker.com

August 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds
Post-Effective Amendment No. 161
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Funds Prospectus; (ii) Small Cap Core Fund, U.S. Quality ESG Fund and Global Sustainability Index Fund Prospectus; (iii) Money Market Funds Prospectus; (iv) Northern Engage360™ Fund Prospectus; (v) Northern Funds Statement of Additional Information; (vi) Small Cap Core Fund, U.S. Quality ESG Fund and Global Sustainability Index Fund Statement of Additional Information (vii) Active M/Multi-Manager Funds Statement of Additional Information; (viii) Money Market Funds Statement of Additional Information; and (ix) Northern Engage360™ Fund Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 161 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 161 to the Trust’s registration statement was filed with the Commission via EDGAR on July 27, 2020 (Accession No.0001193125-20-199803) with an effective date of July 31, 2020.

Please do not hesitate to contact the undersigned at (215) 988-3328 if you have any questions.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:	Peter K. Ewing
Kevin P. O’Rourke
Jose J. Del Real, Esq.
Angela R. Burke, Esq.
Diana E. McCarthy, Esq.